Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,009,738	¥ 886,685
Profit from continuing operations	(10,838)	36,373	¥ 24,031
Other comprehensive income (loss)	31,835	9,335
Total comprehensive income	¥ 20,997	¥ 45,708